Document and Entity Information	Total
Risk/Return:
Registrant Name	DELAWARE VIP TRUST
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Central Index Key	0000814230
Amendment Flag	false
Document Creation Date	Oct. 04, 2019
Document Effective Date	Oct. 04, 2019
Prospectus Date	Oct. 04, 2019
Entity Inv Company Type	N-1A